PROPERTY AND EQUIPMENT, NET (Details Narrative)	6 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 32,591	$ 44,526	$ 52,001